Employee Long Term Incentive Plan	12 Months Ended
Dec. 27, 2014
Contractors [Abstract]
Employee Long Term Incentive Plan

(20) Employee Long Term Incentive Plan

Certain employees of the Company hold Class D unit interests in Summit Materials that provide rights to cash distributions based on a predetermined distribution formula upon the general partner of Summit Materials declaring a distribution.

Certain of the Class D units vest with the passage of time (time-vesting interests) and the remaining vest when certain investment returns are achieved by the investors of Summit Materials (performance-vesting interests). Of the time-vesting-interests, 20% vest on the first anniversary of the grant date and the remaining 80% vest monthly over a period of four years following the first anniversary date. Units that are not vested in accordance with their terms within eight years from the grant date are automatically forfeited without consideration.

If an employee leaves the Company, the Company can (1) purchase the vested Class D units for a lump sum payment provided certain conditions have been met or (2) elect to convert all of the employee’s Class D units into a right to receive future distributions capped at a termination amount. The termination amount is determined as an amount equal to the fair market value of the Class D unit holder’s vested interests minus any amounts already distributed to the Class D unit holders respective of those Class D units plus interest on the difference between such fair market value and amounts already distributed. The fair value of the time-vesting Class D units granted in 2014, 2013 and 2012 totaled $0.6 million, $1.6 million and $1.1 million, respectively. The weighted-average grant-date fair value in 2014, 2013 and 2012 was $1,368, $2,786 and $3,761, respectively. The following table summarizes information for the Class D unit interests:

	Time-vesting Interests		Performance-vesting Interests
	Number of units	Weighted average grant- date fair value per unit	Number of units	Weighted average grant- date fair value per unit
Beginning balance—December 28, 2013	1,819	$2,929	4,877	$2,928
Granted	410	1,368	533	1,956
Vested	(1,070)	3,553	—	—
Cancelled	(280)	3,938	(48)	1,388

Balance—December 27, 2014	879	$2,374	5,362	$2,845

The estimated fair value at December 27, 2014 of shares vested during 2014 was $1.5 million. As of December 27, 2014 and December 28, 2013, the cumulative amount of units vested totaled 3,321 and 2,531, respectively. The fair value of the Class D units is estimated as of the grant date using Monte Carlo simulations, which requires the input of subjective assumptions, including the expected volatility and the expected term. The following table presents the weighted average assumptions used to estimate the fair value of grants in 2014, 2013 and 2012:

	2014	2013	2012
Class D Units
Risk-free interest rate	0.50% - 0.68%	0.50%	1.62%
Dividend yield	None	None	None
Volatility	58%	58%	47%
Expected term	3 - 4 years	4 years	6 - 8 years

The risk-free rate is based on the yield at the date of grant of a U.S. Treasury security with a maturity period approximating the expected term. As Summit Materials has not historically and does not plan to issue regular dividends, a dividend yield of zero was used. The volatility assumption is based on reported data of a peer group of publically traded companies for which historical information was available adjusted for the Company’s capital structure. The expected term is based on expectations about future exercises and represents the period of time that the units granted are expected to be outstanding.

Compensation expense for time-vesting interests granted is based on the grant date fair value. The Company recognizes compensation costs on a straight-line basis over the service period, which is generally the vesting period of the award. A forfeiture rate assumption is factored into the compensation cost based on historical forfeitures. Compensation expense for performance-vesting interests would be recognized based on the grant date fair value. However, no compensation expense has been recognized for the performance-vesting interests, as management does not believe it is currently probable that certain investment returns, the performance criteria, will be achieved.

Share-based compensation expense, which is recognized in general and administrative expenses, totaled $2.2 million, $2.3 million and $2.5 million in the years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively. As of December 27, 2014, unrecognized compensation cost totaled $3.1 million. The weighted average remaining contractual term over which the unrecognized compensation cost is to be recognized is 1.7 years as of year-end 2014.